Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 111,658	$ 114,647	$ (947,511)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(16,527)	(90,784)	183,350
Unrealized loss on hedges	(1,451)
Unrealized loss on hedges		(1,531)	(3,554)
Unrealized gain (loss) on other	3,060	(5,008)	(733)
Other comprehensive (loss) income	(14,918)	(97,323)	179,063
Comprehensive income (loss)	96,740	17,324	(768,448)
Less: Comprehensive income attributable to non-controlling interests	114,777	96,980	54,937
Less: Comprehensive income attributable to redeemable non-controlling interests	0	20,326	65,665
Comprehensive loss attributable to IGT PLC	$ (18,037)	$ (99,982)	$ (889,050)